Income Taxes - Summary of Reconciliation of Accounting Profit and Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before income tax	$ (42,171,158)	$ (39,891,978)	$ (9,049,103)
Income tax benefit calculated at the statutory rate	(7,169,097)	(6,781,636)	(1,538,347)
Nondeductible expenses in determining taxable income	112,263	4,288,090	473,085
Tax credits for research and development expenditures	(2,312,251)	(2,224,348)	(990,065)
Unrecognized loss carryforward	9,261,996	4,519,942	2,011,373
Effect of different tax rates of group entities operating in other jurisdictions	107,089	$ 197,952	$ 43,954
Adjustments for prior periods	14,439
Income tax expense recognized in profit or loss	$ 14,439